Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Trade payables	846	703
Accrued expenses	1,226	356
Amounts due to related parties	56	4
Social security and other taxes	203	—
Outstanding defined contribution pension costs	70	—
Other payables	—	8
Deferred consideration payable	—	300
	2,401	1,371

Amounts falling due after more than one year:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Deferred consideration payable	—	524